Stockholders' equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders' equity	Stockholders' equity
Class A and Class B Common Stock
Our authorized share capital amounts to €234.0 million and is divided into Class A and Class B common stock with par values of €0.06 and €0.60, respectively. As stated in our articles of association, each Class B shareholder can request the conversion of one or more Class B shares at any time with the ratio of one Class B share to ten Class A shares. The shareholder will then transfer nine out of every ten Class A shares to the Company for no consideration, leaving the shareholder with one issued Class A share. Upon conversion, the number of authorized Class B shares decreases by the number converted and concurrently, the number of Class A shares increases by ten times the number of Class B shares converted in order to maintain our authorized share capital. At the time of our IPO in 2016, the number of authorized Class A and Class B shares was 700,000,000 and 320,000,000, respectively. These share counts have been adjusted accordingly with each conversion of Class B shares into Class A shares, and the current share counts are reflected on the consolidated balance sheets.
As of December 31, 2025, Class B shares of trivago N.V. are only held by Expedia Group and Rolf Schrömgens, one of our founders and a member of our supervisory board. Refer to "Note 1 - Organization and basis of presentation" for Expedia Group's ownership interest and voting interest. The Class B shares held by Mr. Schrömgens as of December 31, 2025 and 2024 had an ownership and voting interest of 8.1% and 11.4%, respectively.
The ratio of the Company's ADS program is one ADS to five Class A shares.
Reserves
Reserves primarily represents the effects of pushdown accounting applied due to the change in control in 2013 in addition to share premium as result of the corporate reorganization and IPO. See "Note 1 - Organization and basis of presentation". Further effects to the Reserves are due to dividends paid to shareholders, taxes withheld on net share settlements of equity awards, share-based compensation expense, exercises of employee stock options and vesting of RSUs, the effect of the conversions of Class B shares to Class A shares, and the reissuance of treasury stock.
Accumulated other comprehensive income/(loss)
Accumulated other comprehensive income/(loss) represents foreign currency translation adjustments for our subsidiaries and equity method investments that use the local currency, instead of the euro, as their functional currency.
Contribution from Parent
The beginning contribution from Parent balance represents the pushdown of share-based compensation expense from Expedia Group.